Investment Securities - Summary of Analysis of Fair Value and Carrying Value of Investment Securities Measured at Amortized Cost (Detail) - CAD ($) $ in Millions		Oct. 31, 2024	Oct. 31, 2023
Financial assets at fair value, investment securities [member]
Disclosure of financial assets [line items]
Cost		$ 28,422	$ 29,816
Financial assets at fair value, investment securities [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost		8,722	9,927
Financial assets at fair value, investment securities [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost		17,440	17,912
Financial assets at fair value, investment securities [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost		2,044	1,860
Financial assets at fair value, investment securities [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Cost		216	117
Financial assets at carrying value, investment securities [member]
Disclosure of financial assets [line items]
Cost	[1]	29,412	31,984
Financial assets at carrying value, investment securities [member] | Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost	[1]	8,721	10,211
Financial assets at carrying value, investment securities [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost	[1]	18,440	19,788
Financial assets at carrying value, investment securities [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost	[1]	2,041	1,871
Financial assets at carrying value, investment securities [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Cost	[1]	$ 210	$ 114

[1]	Balances are net of allowances of $1 (2023 – $1).